Condensed Financial Information of the Parent Company (Details) - Schedule of statements of financial position - parent company only - Parent [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 332,617	$ 5,129,248
Other receivables	9,000	5,833
Amount due from related parties	7,020,000
Goodwill	2,679,445	329,534
Investment in subsidiaries	14,915,920	5,731,576
Total assets	24,956,982	11,196,191
Liabilities and equity
Trade and other payables		135,295
Convertible note payable	1,730,267
Long-term borrowings from related parties	4,033,084	4,575,852
Total liabilities	5,763,351	4,711,147
Equity
Ordinary shares – par value $0.12 authorized 7,500,000 shares, issued and outstanding 1,618,977 shares at December 31, 2022; par value $0.12 authorized 7,500,000 shares, issued and outstanding 529,766 shares at December 31, 2021	194,313	63,606
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	46,231,302	15,379,595
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(28,769,014)	(10,204,220)
Accumulated other comprehensive income	1,112,494	821,527
Capital & reserves attributable to equity holders of the Company	19,193,631	6.485044
Total liabilities and equity	$ 24,956,982	$ 11,196,191